Investment Objectives and Goals - ZEGA Buy and Hedge ETF	Aug. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ZEGA Buy and Hedge ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ZEGA Buy and Hedge ETF (the “Fund”) seeks long-term capital appreciation while mitigating overall market risk.